Note 9 - Concentrations of Business Risk (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Net Liquidity Disclosure [Table Text Block]
	December 31, 2013	December 31, 2012
Cash, cash equivalents and short term investments	$68,716,531	$47,024,124
Less: Accounts payable and accrued liabilities	(3,680,462)	(3,795,546)
	$65,036,069	$43,228,578

Schedule of Intercompany Foreign Currency Balances [Table Text Block]
(in C$)	December 31, 2013	December 31, 2012
Cash and cash equivalents	$38,900,944	$149,058
Accounts receivable	10,840	1,025,306
Accrued revenue	225,892	2,361,836
Accounts payable and accrued liabilities	(1,889,480)	(2,969,454)
	$37,248,196	$566,746